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                                                           FILE NUMBER 028-00568


                                   FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

          Report for the Calendar Year or Quarter Ended March 31, 2001
                      If amended report check here: _____



Name of Institutional Investment Manager:

Robert E. Torray & Co. Inc.

Business Address:

6610 Rockledge Drive, Suite 450, Bethesda, Maryland  20817

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 12th day of May, 2001.



     By: /s/ William M. Lane
         -----------------------------------
         William M Lane, Vice President
         for Robert E. Torray & Co. Inc.


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

March 31, 2001                         Form 13F - Robert E. Torray & Co. Inc.

                   Item 1                Item 2       Item 3          Item 4            Item 5                   Item 6


                                         Title         CUSIP        Fair Market         Total                    Invest

                                                                                                    --------------------------------

Name of Issuer                          of Class      Number           Value            Shares       (a)Sole   (b)Shared    (c)Other

--------------                          --------      ------           -----            ------       -------   ---------    --------

A T & T Corporation                      common      001957109          79,709,648        3,742,237     X

                                                                         4,238,700          199,000     X

Abbott Laboratories                      common      002824100         203,785,296        4,318,400     X

                                                                         9,994,842          211,800     X

Agilent Technologies Inc.                common      00846U101          61,094,313        1,988,100     X

                                                                         2,903,985           94,500     X

American Home Products Corporation       common      02660910           82,952,063        1,411,950     X

                                                                         2,555,625           43,500     X

Archer Daniels Midland Company           common      03948310           67,560,875        5,137,709     X

                                                                         2,761,461          209,997     X

Bank of America Corporation              common      060505104          56,069,475        1,024,100     X

                                                                         2,589,675           47,300     X

Bank One Corporation                     common      06423A103         103,755,556        2,867,760     X

                                                                         4,657,198          128,723     X

Boston Scientific Corporation            common      101137107         147,822,536        7,325,200     X

                                                                         7,050,892          349,400     X

Bristol-Myers Squibb Company             common      110122108         115,358,958        1,942,070     X

                                                                         5,749,920           96,800     X

CSX Corporation                          common      126408103          83,924,795        2,490,350     X

                                                                         3,885,610          115,300     X

Carramerica Realty Company               common      144418100           3,349,422          117,400     X

Clear Channel Communications             common      184502102         102,709,035        1,886,300     X

                                                                         5,254,425           96,500     X

Compaq Computer Corporation              common      204493100          63,332,360        3,479,800     X

                                                                         3,023,020          166,100     X

Dana Corporation                         common      235811106           9,849,294          573,300     X

                                                                         1,020,492           59,400     X

Disney (Walt) Company                    common      254687106         108,019,340        3,776,900     X

                                                                         5,697,120          199,200     X

Du Pont (E.I.) de Nemours                common      263534109          81,599,430        2,004,900     X

                                                                         4,631,660          113,800     X

Emerson Electric Company                 common      291011104          60,521,300          976,150     X

                                                                         5,555,200           89,600     X

First Union Corporation                  common      337358105          66,476,916        2,014,452     X

                                                                         3,498,000          106,000     X



March 31, 2001

                   Item 1                    Item 7                   Item 8

                                                                  Voting Authority
                                                       -----------------------------------------
Name of Issuer                             Managers      (a) Sole     (b) Shared     (c)None
--------------                             --------      --------     ----------     -------
A T & T Corporation                            All         3,742,237
                                               All                                        199,000
Abbott Laboratories                            All         4,318,400
                                               All                                        211,800
Agilent Technologies Inc.                      All         1,988,100
                                               All                                         94,500
American Home Products Corporation             All         1,411,950
                                               All                                         43,500
Archer Daniels Midland Company                 All         5,137,709
                                               All                                        209,997
Bank of America Corporation                    All         1,024,100
                                               All                                         47,300
Bank One Corporation                           All         2,867,760
                                               All                                        128,723
Boston Scientific Corporation                  All         7,325,200
                                               All                                        349,400
Bristol-Myers Squibb Company                   All         1,942,070
                                               All                                         96,800
CSX Corporation                                All         2,490,350
                                               All                                        115,300
Carramerica Realty Company                     All           117,400
Clear Channel Communications                   All         1,886,300
                                               All                                         96,500
Compaq Computer Corporation                    All         3,479,800
                                               All                                        166,100
Dana Corporation                               All           573,300
                                               All                                         59,400
Disney (Walt) Company                          All         3,776,900
                                               All                                        199,200
Du Pont (E.I.) de Nemours                      All         2,004,900
                                               All                                        113,800
Emerson Electric Company                       All           976,150
                                               All                                         89,600
First Union Corporation                        All         2,014,452
                                               All                                        106,000

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

March 31, 2001                         Form 13F - Robert E. Torray & Co. Inc.

                   Item 1                Item 2       Item 3          Item 4            Item 5                   Item 6


                                         Title         CUSIP        Fair Market         Total                    Invest

                                                                                                    --------------------------------

Name of Issuer                          of Class      Number           Value               Shares    (a)Sole   (b)Shared    (c)Other
--------------                          --------      ------           -----               ------     ------   ---------    --------
Ford Motor Company                       common      345370860          66,371,636        2,360,300     X

                                                                         3,484,068          123,900     X

Franklin Resources, Inc.                 common      354613101         122,299,317        3,127,060     X

                                                                         6,554,836          167,600     X

Gannett Company Inc.                     common      364730101          79,678,424        1,334,200     X

                                                                         4,299,840           72,000     X

General Dynamics Corporation             common      369550108         133,774,228        2,132,200     X

                                                                         6,286,548          100,200     X

Hughes Electronics Corporation           common      370442832         150,610,200        7,723,600     X

                                                                         7,489,950          384,100     X

Gillette Company, The                    common      375766102         105,875,139        3,396,700     X

                                                                         5,872,428          188,400     X

Illinois Tool Works                      common      452308109         162,505,560        2,859,000     X

                                                                         8,042,860          141,500     X

I B M Corporation                        common      459200101          56,996,268          592,600     X

                                                                         3,356,682           34,900     X

Intl Flavors & Fragrances Inc.           common      459506101          49,059,234        2,223,900     X

                                                                         2,806,032          127,200     X

Interpublic Group of Companies           common      460690100          94,414,410        2,748,600     X

                                                                         4,681,905          136,300     X

J.P. Morgan Chase & Company              common      46625H100         144,657,024        3,221,760     X

                                                                         7,499,198          167,020     X

Johnson & Johnson                        common      478160104          89,324,364        1,021,200     X

                                                                         4,495,958           51,400     X

Kimberly-Clark Corporation               common      494368103         176,612,499        2,603,752     X

                                                                         8,505,882          125,400     X

Lucent Technologies Inc.                 common      549463107          32,750,453        3,284,900     X

                                                                         1,631,092          163,600     X

Markel Corporation                       common      570535104          92,532,088          494,824     X

                                                                         4,894,912           26,176     X

Northrop Grumman Corporation             common      66680710           81,810,450          940,350     X

                                                                         2,879,700           33,100     X

PanAmSat Corporation                     common      697933109          86,147,846        2,198,350     X

                                                                         4,310,626          110,000     X

Procter & Gamble Company                 common      74271810          100,760,960        1,609,600     X

                                                                         4,957,920           79,200     X

Raytheon Company Class A                 common      755111309          68,099,743        2,332,183     X

                                                                         2,986,985          102,294     X



March 31, 2001

                   Item 1                    Item 7                           Item 8

                                                                          Voting Authority
                                                       -----------------------------------------
Name of Issuer                              Managers       (a) Sole     (b) Shared       (c)None
--------------                              --------       --------     ----------       -------
Ford Motor Company                             All         2,360,300
                                               All                                        123,900
Franklin Resources, Inc.                       All         3,127,060
                                               All                                        167,600
Gannett Company Inc.                           All         1,334,200
                                               All                                         72,000
General Dynamics Corporation                   All         2,132,200
                                               All                                        100,200
Hughes Electronics Corporation                 All         7,723,600
                                               All                                        384,100
Gillette Company, The                          All         3,396,700
                                               All                                        188,400
Illinois Tool Works                            All         2,859,000
                                               All                                        141,500
I B M Corporation                              All           592,600
                                               All                                         34,900
Intl Flavors & Fragrances Inc.                 All         2,223,900
                                               All                                        127,200
Interpublic Group of Companies                 All         2,748,600
                                               All                                        136,300
J.P. Morgan Chase & Company                    All         3,221,760
                                               All                                        167,020
Johnson & Johnson                              All         1,021,200
                                               All                                         51,400
Kimberly-Clark Corporation                     All         2,603,752
                                               All                                        125,400
Lucent Technologies Inc.                       All         3,284,900
                                               All                                        163,600
Markel Corporation                             All           494,824
                                               All                                         26,176
Northrop Grumman Corporation                   All           940,350
                                               All                                         33,100
PanAmSat Corporation                           All         2,198,350
                                               All                                        110,000
Procter & Gamble Company                       All         1,609,600
                                               All                                         79,200
Raytheon Company Class A                       All         2,332,183
                                               All                                        102,294

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
March 31, 2001                         Form 13F - Robert E. Torray & Co. Inc.

                   Item 1                Item 2       Item 3          Item 4            Item 5                   Item 6

                                         Title         CUSIP        Fair Market         Total                    Invest
                                                                                                    --------------------------------

Name of Issuer                          of Class      Number           Value            Shares       (a)Sole   (b)Shared    (c)Other
--------------                          --------      ------           -----            ------       -------   ---------    --------
Tribune Company                          common      896047107         152,595,744        3,745,600     X
                                                                         7,475,790          183,500     X

                                                                 ------------------
Total                                                                3,722,347,236
                                                                 ==================


March 31, 2001

                   Item 1                    Item 7                   Item 8

                                                                  Voting Authority
                                                       -----------------------------------------
Name of Issuer                             Managers      (a) Sole     (b) Shared     (c)None
--------------                             --------      --------     ----------     -------
Tribune Company                             All         3,745,600
                                            All                                        183,500


Total
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